SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Jan. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018
Subsequent Event [Line Items]
Shares issued under underwritten public offering		38,456,693	37,516,891
Issue price		$ 0.03	$ 0.03	$ 0.03
Subsequent Event [Member] | Ordinary Shares Underwritten Public Offering [Member]
Subsequent Event [Line Items]
Shares issued under underwritten public offering	4,819,052
Proceeds from issue of underwritten public offering	$ 25,300
Issue price	$ 5.25
Offering cost	$ 1,800